VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 4.3%
Banks: 0.4%
Credit Bank of Moscow PJSC # *∞ ø	21,005,200	$2,551
Commercial & Professional Services: 0.1%
HeadHunter Group Plc (ADR) #∞ ø	31,919	319
Diversified Financials: 0.0%
SFI PJSC # *∞ ø	2,663	0
Energy: 0.0%
Sovcomflot PJSC #∞ ø	989,960	120
Food & Staples Retailing: 0.0%
Lenta International Co. PJSC (GDR) # *∞ ø	263,199	32
Food, Beverage & Tobacco: 0.0%
Beluga Group PJSC #∞ ø	11,235	1
Ros Agro Plc (GDR) #∞ ø	77,690	10
		11
Materials: 0.2%
Mechel PJSC # *∞ ø	438,883	53
Raspadskaya OJSC #∞ ø	703,205	86
Segezha Group PJSC 144A #∞ ø	8,945,900	1,086
		1,225
Real Estate: 0.6%
Etalon Group Plc (GDR) #∞ ø	394,873	3,949
LSR Group PJSC #∞ ø	103,574	13
Samolet Group #∞ ø	16,988	2
		3,964
Retailing: 0.0%
Detsky Mir PJSC 144A #∞ ø	1,155,798	140
M.Video PJSC #∞ ø	110,194	14
		154
Telecommunication Services: 0.5%
Sistema PJSFC (GDR) #∞ ø	330,632	3,306
	Number of Shares	Value
Transportation: 0.5%
Aeroflot PJSC # *∞ ø	1,885,382	$229
Globaltrans Investment Plc (GDR) #∞ ø	182,773	1,828
Novorossiysk Commercial Sea Port PJSC #∞ ø	8,972,400	1,089
		3,146
Utilities: 2.0%
Mosenergo PJSC #∞ ø	19,492,800	2,367
OGK-2 PJSC #∞ ø	51,450,600	6,248
TGC-1 PJSC #∞ ø	1,701,100,000	1,756
Unipro PJSC #∞ ø	24,734,000	3,003
		13,374
Total Common Stocks (Cost: $24,419,120)		28,202

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC 9.08% # ø	171,506	21

Total Investments Before Collateral for Securities Loaned: 4.3% (Cost: $24,760,732)		28,223

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $5)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	5	5
Total Investments: 4.3% (Cost: $24,760,737)		28,228
Other assets less liabilities: 95.7%		635,628
NET ASSETS: 100.0%		$663,856

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,223 which represents 4.3% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
ø	Restricted Security – the aggregate value of restricted securities is $28,223, or 4.3% of net assets
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,226, or 0.2% of net assets.
1

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.7%	$3,306
Consumer Discretionary	0.6	154
Consumer Staples	0.1	43
Energy	0.4	120
Financials	9.0	2,551
Industrials	12.3	3,465
Materials	4.3	1,225
Real Estate	14.1	3,964
Utilities	47.5	13,395
	100.0%	$28,223
2